NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
Disclosure of noncontrolling interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 26  - NON- CONTROLLING INTEREST

The following table includes information regarding the non-controlling interest of each direct subsidiary of Grupo Aval at December 31, 2021 and 2020:

December 31, 2021
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	60.02%	Ps.	7,535,170	Ps.	1,183,899	Ps.	(400,959)
Banco de Bogotá S.A. (1)	Colombia	31.26%		6,720,725		877,725		(430,624)
Banco de Occidente S.A.	Colombia	27.73%		1,178,665		162,923		(58,511)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (1)	Colombia	24.33%		402,758		87,152		(4)
Banco Comercial AV Villas S.A.	Colombia	20.13%		363,994		38,954		(13,497)
Banco Popular S.A.	Colombia	6.26%		256,682		20,113		(9,761)
		Total	Ps.	16,457,994	Ps.	2,370,766	Ps.	(913,356)

1 - Deconsolidation of Porvenir by Banco de Bogotá (see note 1).

December 31, 2020
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	60.42%	Ps.	6,833,480	Ps.	1,445,835	Ps.	(419,026)
Banco de Bogotá S.A.	Colombia	31.26%		6,194,859		692,575		(422,818)
Banco de Occidente S.A.	Colombia	27.73%		1,134,808		94,374		(76,376)
Banco Comercial AV Villas S.A.	Colombia	20.13%		365,631		33,112		(17,703)
Banco Popular S.A.	Colombia	6.26%		253,481		16,199		(10,111)
		Total	Ps.	14,782,259	Ps.	2,282,095	Ps.	(946,034)

The following table includes information regarding each direct subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2021, and 2020 (before eliminations):

December 31, 2021
							Cash Flow from
Entity		Assets	Liabilities	Total Income	Net Income	OCI - Controlling	operating activities
Corporación Financiera Colombiana S.A.	Ps.	46,988,876	33,716,537	11,537,283	1,849,023	780,417	2,508,786
Banco de Bogotá S.A. (1)		232,334,894	206,995,928	22,354,860	4,549,032	2,036,654	(1,170,862)
Banco de Occidente S.A.		51,663,460	46,474,881	3,921,938	585,905	(37,375)	2,482,879
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (1)		4,133,467	1,462,473	1,477,232	580,202	(1,237)	404,241
Banco Comercial AV Villas S.A.		17,563,247	15,651,553	1,633,004	192,248	(21,771)	303,074
Banco Popular S.A.	Ps.	29,910,656	26,541,256	2,619,626	314,577	6,443	485,518

1 - Deconsolidation of Porvenir by Banco de Bogotá (see note 1).

December 31, 2020
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	38,146,485	Ps.	26,113,816	Ps.	10,318,526	Ps.	2,292,396	Ps.	1,016,955	Ps.	800,867
Banco de Bogotá S.A.		208,268,384		185,769,784		21,906,817		2,504,605		971,373		8,534,336
Banco de Occidente S.A.		45,090,745		40,111,534		4,233,815		340,557		146,773		1,132,652
Banco Comercial AV Villas S.A.		16,589,069		14,712,590		1,704,123		163,915		71,426		835,271
Banco Popular S.A.	Ps.	27,394,730	Ps.	24,204,935	Ps.	2,673,349	Ps.	234,754	Ps.	35,841	Ps.	1,090,176